Property and Equipment (Schedule Of Property and Equipment) (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Equipment, Net	$ 1,395
Computers
Property, Plant and Equipment [Line Items]
Computer Equipment, Gross	2,011
Less: Accumulated depreciation	615
Equipment, Net	$ 1,395